Document and Entity Information	0 Months Ended
Jun. 06, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 06, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Jun. 06, 2013
Document Effective Date	Jun. 06, 2013
Prospectus Date	May 14, 2013
Focused Dividend Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FDSAX
Focused Dividend Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FDSBX
Focused Dividend Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FDSTX
Focused Dividend Strategy Portfolio | Class W
Risk/Return:
Trading Symbol	FDSWX